Consolidated Statement of Changes in Shareholders' Equity - 6 months ended Mar. 31, 2016 - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 08, 2015
Balance, shares at Oct. 08, 2015
Shares issued to founders	$ 15,000			$ 15,000
Shares issued to founders, shares	150,000,000
Shares issued for cash	$ 556	303,444		304,000
Shares issued for cash, shares	5,560,000
Fair value of shares issued for services		252,000		252,000
Net loss			(475,761)	(475,761)
Balance at Mar. 31, 2016	$ 15,556	$ 555,444	$ (475,761)	$ 95,239
Balance, shares at Mar. 31, 2016	155,560,000